UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

            (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:6/30/11

Item 1.  Reports to Stockholders.  [Insert annual or semi-annual report.]

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

           Andrew B. Rogers, President

Date

8/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

            Andrew B. Rogers, President

Date

8/26/11

By (Signature and Title)

/s/ Kevin E. Wolf

            Kevin E. Wolf, Treasurer

Date

8/26/11

Changing Parameters Portfolio

Semi-Annual Report

June 30, 2011

Investor Information: 1-866-618-3456

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Changing Parameters Portfolio.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Changing Parameters Portfolio

Shareholders’ Letter

June 30, 2011

The Changing Parameters Portfolio (the "Portfolio"), a series of Northern Lights Variable Trust, began trading on October 4, 2007.  The strategy of the Portfolio is to enter the market when our proprietary models indicate a suitable uptrend in the equity and/or bond markets.  When the models no longer indicate an uptrend, the Portfolio seeks to be defensive and move into money market instruments.

The Portfolio's results for this 6-month period were positive.  Gains in mutual fund bond investments were the primary contributor to the increase in share price.  The Portfolio's opening price for the period was $8.85 a share, and as of the end of June it was $8.89.  During the same period, the S&P 500 Index, the Barclay’s Long Treasury Index and the Merrill Lynch HY Bond Master II Index also had positive returns.

Portfolio management for the period emphasized safety and seeking to reduce sudden downward moves by using investment classes that have lower volatility, such as high yield bonds. This limited the number of dramatic swings, while at the same time generated slower but steadier growth.

Robert Levenson                              Howard Smith

Portfolio Manager

             Portfolio Manager

The Standard & Poor’s 500 Index represents 500 of the largest U.S. companies.  The Barclay’s Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns.  The Merrill Lynch High Yield Bond Master II Index is an unmanaged index that tracks the performance of below investment grade U.S.-denominated corporate bonds publicly issued in the U.S. domestic market.

The data quoted above represents past performance and does not indicate future returns.  The value of an investment in the Portfolio and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.  Total return is calculated assuming reinvestment of all dividends.  Total returns would have been lower had the Adviser, the Distributor, the Administrator, and Custodian not waived or reimbursed a portion of their fees.  The Portfolio performance does not reflect the charges and expenses of the insurance company separate accounts and if such expenses were included the returns would have been lower.  For more performance numbers current to the most recent month-end please call 1-650-327-7705.

Index returns do not reflect a deduction for fees, expenses, or taxes.  Investors cannot invest directly in an index.

Before investing, please read the Portfolio’s prospectus and shareholder reports to learn about its investment strategy and potential risks.  Mutual fund investing involves risk including loss of principal.  An investor should also consider the Portfolio’s investment objective, risks, charges and expenses carefully before investing.  This and other information about the Portfolio is contained in the Portfolio’s prospectus.  To obtain an additional copy of the prospectus call 1-650-327-7705.  Please read the prospectus carefully before investing.  The Changing Parameters Portfolio is offered through Jefferson National Life Insurance Company.

NLD Review Code:

1652-NLD-8/2/2011

Changing Parameters Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited)

	Shares		Value
		COMMON STOCK - 5.0%
		AEROSPACE/DEFENSE - 0.2%
	324	L-3 Communications Holdings, Inc.	$ 28,334

		AUTO MANUFACTURERS - 0.2%
	2,077	Ford Motor Co. *	28,642

		AUTO PARTS & EQUIPMENT - 0.2%
	479	TRW Automotive Holdings Corp. *	28,275

		BANKS - 0.4%
	2,606	Bank of America Corp.	28,562
	688	Citigroup, Inc.	28,648
			57,210
		BUILDING MATERIALS - 0.2%
	2,347	Masco Corp.	28,234

		COAL - 0.4%
	1,069	Arch Coal, Inc.	28,500
	482	Peabody Energy Corp.	28,395
			56,895
		COMMERCIAL SERVICES - 0.2%
	1,798	Hertz Global Holdings, Inc. *	28,552

		ELECTRONICS - 0.2%
	1,419	Jabil Circuit, Inc.	28,664

		FOOD - 0.2%
	1,463	Tyson Foods, Inc. - Class A	28,411

		FOREST PRODUCTS & PAPER - 0.2%
	1,319	Weyerhaeuser Co.	28,833

		HEALTHCARE-PRODUCTS - 0.2%
	4,114	Boston Scientific Corp. *	28,428

		LODGING - 0.2%
	513	Starwood Hotels & Resorts Worldwide, Inc.	28,749

		MACHINERY-DIVERSIFIED - 0.2%
	743	CNH Global N.V. *	28,717

		OIL & GAS - 0.4%
	972	Chesapeake Energy Corp.	28,859
	1,074	Forest Oil Corporation *	28,687
			57,546

Changing Parameters Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)

	Shares		Value
		PIPELINES - 0.2%
	1,417	El Paso Corp.	$ 28,623

		REITS - 0.2%
	344	SL Green Realty Corp.	28,507

		RETAIL - 0.4%
	830	Dollar General Corp. *	28,129
	979	Macy's, Inc.	28,626
			56,755
		TELECOMMUNICATIONS - 0.8%
	705	CenturyLink, Inc.	28,503
	699	Crown Castle International Corp. *	28,512
	3,522	Frontier Communications Corp.	28,423
	5,414	Sprint Nextel Corp. *	29,181
			114,619

		TOTAL COMMON STOCK (Cost - $714,871)	713,994

		MUTUAL FUNDS - 57.4%
		DEBT FUNDS - 57.4%
	68,620	BlackRock GNMA Portfolio - Institutional Class	706,783
	147,830	BlackRock Low Duration Bond Portfolio - Institutional Class	1,433,946
	116,871	John Hancock Bond Fund - Class I	1,829,024
	165,972	Metropolitan West Low Duration Bond Fund - I Shares	1,432,340
	97,218	Nuveen High Yield Municipal Bond Fund - I Shares	1,434,944
	60,918	PIMCO GNMA Fund - Institutional Class	713,345
	79,841	Putnam Diversified Income Trust - Class I	633,934
		TOTAL MUTUAL FUNDS (Cost - $8,165,585)	8,184,316

		SHORT-TERM INVESTMENTS - 42.7%
		MONEY MARKET FUNDS - 42.7%
	1,218,698	Dreyfus Government Cash	1,218,698
		Management - Institutional Class, 0.00% +
	1,218,698	Fidelity Institutional Government	1,218,698
		Portfolio - Class I, 0.01% +
	1,218,698	Goldman Sachs Financial Square Funds	1,218,698
		Government Fund - Institutional Class, 0.01% +
	1,218,698	JP Morgan U.S. Government	1,218,698
		Money Market Fund - Capital Class, 0.01% +
	1,211,030	Milestone Treasury Obligations	1,211,030
		Portfolio - Institutional Class, 0.01% +
		TOTAL SHORT-TERM INVESTMENTS (Cost - $6,085,822)	6,085,822

		TOTAL INVESTMENTS - 105.1% (Cost - $14,966,278) (a)	$ 14,984,132
		LIABILITIES LESS OTHER ASSETS - (5.1) %	(731,789)
		NET ASSETS - 100.0%	$ 14,252,343
Changing Parameters Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)

*	Non-income producing securities
+	Reflects 7-day effective yield at June 30, 2011.

(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 62,807
		Unrealized depreciation	(44,953)
		Net unrealized appreciation	$ 17,854

The accompanying notes are an integral part of these financial statements.

Changing Parameters Portfolio
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

Assets:
Investments in Securities at Value (identified cost $14,966,278)	$ 14,984,132
Dividends and Interest Receivable	21,378
Total Assets	15,005,510

Liabilities:
Payable for Fund Shares Redeemed	721
Payable for Securities Purchased	714,870
Accrued Advisory Fees	10,429
Fees Payable to Other Affiliates	14,098
Accrued Distribution Fees	5,313
Other Accrued Expenses	7,736
Total Liabilities	753,167

Net Assets (Unlimited shares of no par value authorized; 1,603,378
shares of beneficial interest outstanding)	$ 14,252,343

Net Asset Value, Offering and Redemption Price Per Share
($14,252,343/ 1,603,378 shares of beneficial interest outstanding)	$ 8.89

Composition of Net Assets:
At June 30, 2011, Net Assets consisted of:
Paid-in capital	$ 15,001,216
Accumulated net investment income	321,977
Accumulated net realized loss on investments	(1,088,704)
Net unrealized appreciation on investments	17,854
Net Assets:	$ 14,252,343

The accompanying notes are an integral part of these financial statements.

Changing Parameters Portfolio
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2011 (Unaudited)

Investment Income:
Dividend Income	$ 339,375
Interest Income	105
Total Investment Income	339,480

Expenses:
Investment Advisory Fees	106,423
Distribution Fees	31,927
Administration Fees	17,482
Fund Accounting Fees	11,004
Trustees' Fees	8,576
Audit Fees	8,468
Chief Compliance Officer Fees	6,866
Transfer Agent Fees and Expenses	6,666
Custody Fees	2,480
Legal Fees	1,626
Printing Expenses	1,017
Insurance Expenses	228
Miscellaneous Expenses	16
Total Expenses	202,779
Less: Expenses Waived by Adviser	(43,128)

Net Expenses	159,651

Net Investment Income	179,829

Net Realized and Unrealized Loss on Investments:
Net Realized Loss From Security Transactions	(11,777)
Net Change in Unrealized Appreciation (Depreciation) on Security Transactions	(112,955)
Net Realized and Unrealized Loss on Investments	(124,732)

Net Increase in Net Assets Resulting From Operations	$ 55,097

The accompanying notes are an integral part of these financial statements.

Changing Parameters Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	June 30, 2011	December 31, 2010
	(Unaudited)
Operations:
Net Investment Income	$ 179,829	$ 151,117
Net Realized Loss on Security Transactions, Options and
Futures Contracts	(11,777)	(465,550)
Distributions of realized gains from underlying investment companies	-	14,947
Net Change in Unrealized Appreciation (Depreciation) on
Security Transactions and Futures Contracts	(112,955)	57,738
Net Increase (Decrease) in Net Assets
Resulting From Operations	55,097	(241,748)

Distributions to Shareholders From:
Net Realized Capital Gains ($0.00 and $0.03 per share, respectively)	-	(50,345)
Total Distributions to Shareholders	-	(50,345)

Beneficial Interest Transactions:
Proceeds from Shares Issued (55,557 and 743,746
shares, respectively)	500,010	6,613,991
Distributions Reinvested ( 0 and 5,702 shares, respectively)	-	50,345
Cost of Shares Redeemed (26,178 and 65,180
shares, respectively)	(234,460)	(575,284)
Total Beneficial Interest Transactions	265,550	6,089,052

Increase in Net Assets	320,647	5,796,959

Net Assets:
Beginning of Period	13,931,696	8,134,737
End of Period	$ 14,252,343	$ 13,931,696

Accumulated Net Investment Income at End of Period	$ 321,977	$ 142,148

The accompanying notes are an integral part of these financial statements.

Changing Parameters Portfolio
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.
	For the six months ended June 30, 2011		For the year ended December 31, 2010	For the year ended December 31, 2009	For the year ended December 31, 2008	October 2, 2007* through December 31, 2007

	(Unaudited)

Net Asset Value, Beginning of Period	$ 8.85		$ 9.14	$ 9.76	$ 10.11	$ 10.00
Increase (Decrease) From Operations:
Net investment income (loss) (a)	0.11		0.10	(0.18)	(0.01)	0.05
Net realized and unrealized gain (loss)
on investments	(0.07)		(0.36)	(0.44)	(0.23)	0.06
Total from operations	0.04		(0.26)	(0.62)	(0.24)	0.11

Less Distributions:
From net investment income	-		-	-	(0.04)	-
From net realized gains on investments	-		(0.03)	-	(0.07)	-
Total Distributions	-		(0.03)	-	(0.11)	-

Net Asset Value, End of Period	$ 8.89		$ 8.85	$ 9.14	$ 9.76	$ 10.11

Total Return (b)	0.45%		(2.82)%	(6.35)%	(2.38)%	1.10%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 14,252		$ 13,932	$ 8,135	$ 8,873	$ 8,130
Ratio of expenses to average net assets:
Before expense reimbursement (e)	2.86%	(c)	2.95%	3.14%	3.21%	4.88%	(c)
Net of expense reimbursement (e)	2.25%	(c)	2.25%	2.25%	2.25%	2.25%	(c)
Ratio of net investment income (loss) to
average net assets:
Before expense reimbursement (e)	1.93%	(c)	0.45%	(2.81)%	(1.06)%	(0.75)%	(c)
Net of expense reimbursement (e)	2.53%	(c)	1.15%	(1.92)%	(0.10)%	1.88%	(c)
Portfolio turnover rate	141%	(d)	521%	1,611%	1,028%	0%	(d)
__________

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.
(d) Not annualized
(e)	Does not reflect the expenses of the underlying investor funds in which the Portfolio invests.
*Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2011 (Unaudited)

1.

ORGANIZATION

Changing Parameters Portfolio (the “Portfolio”) is a series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a Delaware statutory trust organized on November 2, 2005.  The Portfolio is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and flexible premium variable life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts. The investment objective of the Portfolio is total return. The Portfolio commenced operations on October 2, 2007.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – The Portfolio’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the bid price.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market value will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of June 30, 2011 for the Portfolio’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 713,994	$ -	$ -	$ 713,994
Mutual Funds	8,184,316	-	-	8,184,316
Short-Term Investments	6,085,822	-	-	6,085,822
Total	$ 14,984,132	$ -	$ -	$ 14,984,132

The Portfolio did not hold any Level 3 securities during the period. There were no significant transfers into and out of Level 1 & 2 during the period.  It is the Portfolio’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Options – The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

The Portfolio may write call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option. When the Portfolio writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Portfolio has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  The Portfolio has no open options positions at June 30, 2011.

The Portfolio may purchase put and call options.  Put and/or call options are purchased to hedge against the unfavorable change in the value of securities held in the Portfolio’s portfolio. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Portfolio.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Portfolio, the benefits realized by the Portfolio as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

Futures Contracts – The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies.  Upon entering into a futures contract with a broker, the Portfolio is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Daily, the Portfolio receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Portfolio recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2011 (Unaudited)

value of the contract may not correlate with changes in the value of the underlying securities.  The Portfolio has no open futures positions at June 30, 2011.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio.  Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Federal Income Taxes – The Portfolio intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management reviewed the tax positions in the open tax years of 2007 - 2009 and during the year ended December 31, 2010 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Portfolio did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Portfolio will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Portfolio by Changing Parameters, L.L.C. (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Portfolio. For the six months ended June 30, 2011, the Adviser earned $106,423 in advisory fees.

The Adviser has contractually agreed, at least until April 30, 2012, to limit the Portfolio’s total operating expenses, other than extraordinary or non-recurring expenses (such as any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in acquired Portfolios, or litigation), by reducing all or a portion of its fees and reimbursing the Portfolio, so that its ratio of annual expenses to average net assets will not exceed 2.25%.  Fees waived or expenses reimbursed may be recouped by the Adviser for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made if it would result in the Portfolio exceeding the contractual expense limitation described above.  For the six months

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2011 (Unaudited)

ended June 30, 2011, the Adviser waived advisory fees totaling $43,128. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $219,805 at June 30, 2011, and will expire on December 31 of the following years:   2012 - $86,104; 2013 - $90,573; 2014 - $43,128.

The Portfolio has entered into separate servicing agreements with Gemini Fund Services, LLC (“GFS”), whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Portfolio.  Agreements are as follows:

Administration – The Portfolio pays GFS a basis point fee in decreasing amounts as Portfolio assets reach certain breakpoints.  The Portfolio also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the greater of the annual minimum or the basis point fees.  The annual minimum is $36,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting – Total charges for Portfolio Accounting services include fees and out-of-pocket expenses.  The Portfolio pays GFS a base annual fee of $21,600 plus a basis point fee in decreasing amounts as Portfolio assets reach certain breakpoints, as follows:

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent – For the services rendered by GFS, in its capacity as transfer agent, the Portfolio pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.  The fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $13,500 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Portfolio’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Portfolio pays an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the six months ended June 30, 2011 were $4,243. Such fees are included in the line item “Custody Fees” on the Statement of Operations in this shareholder report.

A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Portfolio an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended June 30, 2011, the Portfolio incurred expenses of $6,866 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended June 30, 2011, GemCom received $2,178 for providing such services.  Such fees are included in the line item “Printing Expenses” on the Statement of Operations in this shareholder report.

Trustees – Each Portfolio pays its pro-rata share of a total fee of $10,000 per quarter for the Northern Lights Variable Trust to each Trustee who is not affiliated with the Trust or Advisor. Each Portfolio pays the chairperson of the audit committee its pro-rata share of an additional $500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

DISTRIBUTION PLAN

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides for a monthly service and/or distribution fee at an annual rate of up to 0.50% which is calculated by the Portfolio on its average daily net assets.  Currently, the Board has authorized the Portfolio to pay 12b-1 fees at an annual rate of up to 0.45%, which is paid to Jefferson National Life Insurance Company, pursuant to a Distribution and Shareholder Services Agreement, for sales and promotional activities and services.

5.

INVESTMENT TRANSACTIONS

For the six months ended June 30, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $17,230,404 and $20,494,548, respectively.

6.          CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the Act.  As of June 30, 2011, Jefferson National Life Insurance Company held 100% of the voting securities of the Changing Parameters Portfolio.  The Trust has no knowledge as to whether all or any portion of the shares owned of record by Jefferson National Life Insurance Company are also owned beneficially.

7.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid to shareholders for the below periods were as follows:

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales. The difference between book basis and tax basis undistributed ordinary income is primarily attributable to the unamortized portion of organization expenses for tax purposes in the amount of $8,266.

At December 31, 2010, the Portfolio had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Permanent book and tax differences primarily attributable to over-distribution of net realized gains resulted in reclassification for the period ended December 31, 2010 as follows: a decrease in paid-in capital of $10 and a decrease in accumulated net realized loss on investments of $10.

8.   NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

9.   SUBSEQUENT EVENTS

The Portfolio is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolio is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Changing Parameters Portfolio

DISCLOSURE OF PORTFOLIO EXPENSES

June 30, 2011 (Unaudited)

As a shareholder of the Portfolio you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

The Portfolio’s expenses shown do not reflect the charges and expenses of the insurance company separate accounts and if such expenses were included the costs would have been higher.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During the Period* (1/1/11 to 6/30/11)
Actual	$1,000.00	$1,004.50	$ 11.18
Hypothetical (5% return before expenses)	$1,000.00	$1,013.64	$ 11.23

___________

* Expenses Paid During Period are equal to the Portfolio’s annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 181 days and divided by 365 (to reflect the number of days in the six month period ending June 30, 2011).

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

PORTFOLIO COMPOSITION as of JUNE 30, 2011

% of Net Assets
Common Stock	5.0%
Mutual Funds	57.4%
Short-Term Investments	42.7%
Liabilities less Other Assets	(5.1)%
Total Net Assets	100.0%

Changing Parameters Portfolio

SUPPLEMENTAL INFORMATION

June 30, 2011 (Unaudited)

Renewal of Advisory Agreement – Changing Parameters Portfolio

In connection with a meeting held on December 13, 2010, the Board of Trustees (the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Changing Parameters, LLC (“CP” or the “Adviser”) and the Trust, on behalf of the Changing Parameters Portfolio (the “Portfolio”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Portfolio’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Portfolio’s performance compared with key indices.

In its consideration of the renewal of the Agreement for the Portfolio, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of CP’s research capabilities, the quality of its compliance infrastructure and the experience of its portfolio management personnel.  The Board then reviewed CP’s financial statements and concluded that CP is sufficiently well capitalized to meet its obligations to the Portfolio. The Trustees concluded that CP had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of CMA’s past performance as investment adviser to the Portfolio, as well as other factors relating to its track record.   The Board concluded that CP’s performance was acceptable.

 Fees and Expenses.  The Board noted that CP charges a 1.50% annual advisory fee based on the average net assets of the Portfolio.  The Trustees then discussed the comparison of management fees and total operating expense data and reviewed the Portfolio’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Portfolio and the overall duties of the Adviser.  The Board, including the Independent Trustees, next considered the expense ratio for the Portfolio, and expense ratios of a peer group of funds. The Trustees concluded that the Portfolio’s advisory fee and expense ratio were acceptable in light of the quality of the services the Portfolio received from CP, and the level of fees paid by a peer group of other similarly managed mutual funds of comparable size.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Portfolio and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Portfolio, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by CP in connection with the operation of the Portfolio and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolio. It also considered the profits realized by the Adviser from other activities related to the Portfolio. The Trustees concluded that CP’s level of profitability from its relationship to the Portfolio is not excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Portfolio’s shareholders, and unanimously renewed the Agreement.

Rev. June 2011

PRIVACY NOTICE
FACTS		WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Variable Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?		Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Variable Trust
What we do
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Northern Lights Variable Trust does not jointly market.

Investment Adviser

Changing Parameters, LLC

250 Oak Grove Avenue, Suite A

Menlo Park, CA 94025

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

The Bank of New York

One Wall Street

New York, NY 10286

How to Obtain Proxy Voting Information

Information regarding how the Portfolio votes proxies relating to portfolio securities for the most recent 12-month period ending June 30 as well as a description of the policies and procedures that the Portfolio used to determine how to vote proxies is available without charge, upon request, by calling 1-866-618-3456 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-618-3456.